Reserves - Disclosure of Restricted Share Units Reserve (Detail) - RSU [member]	3 Months Ended				6 Months Ended
	Jun. 30, 2019 USD ($) shares	Mar. 31, 2019 USD ($) shares	Jun. 30, 2018 USD ($) shares	Mar. 31, 2018 USD ($) shares	Jun. 30, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Jun. 30, 2018 USD ($) shares
Disclosure of restricted share units reserve [line items]
Beginning balance | shares	370,333	370,133	403,941	313,846	370,133	403,951	313,846
Granted | shares	1,400	131,210	790	160,270	132,610		161,060
Released | shares	(185)	(130,730)	(185)	(70,175)		(33,818)
Forfeited | shares	(830)	(280)	(595)
Ending balance | shares	370,718	370,333	403,951	403,941	370,718	370,133	403,951
Weighted Average Intrinsic Value, Beginning Balance | $	$ 21.66	$ 20.36	$ 20.54	$ 20.71	$ 20.36	$ 20.54	$ 20.71
Weighted Average Intrinsic Value, Granted | $	22.12	24.53	21.89	20.41
Weighted Average Intrinsic Value, Released | $	20.44	20.85	20.44	20.98		22.54
Weighted Average Intrinsic Value, Forfeited | $	23.00	20.51	20.48
Weighted Average Intrinsic Value, Ending Balance | $	$ 21.66	$ 21.66	$ 20.54	$ 20.54	$ 21.66	$ 20.36	$ 20.54